                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-10353

Morgan Stanley KLD Social Index Fund
                  (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
     (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                       (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: November 30, 2003

Date of reporting period: November 30, 2003


Item 1 - Report to Shareholders

Welcome, Shareholder:

In this report, you'll learn about how your investment in Morgan Stanley KLD Social Index Fund performed during the annual period. We will provide an overview of the market conditions, and discuss some of the factors that affected performance during the reporting period. In addition, this report includes the Fund's financial statements and a list of Fund investments.

This material must be preceded or accompanied by a prospectus for the fund being offered. Market forecasts provided in this report may not necessarily come to pass. There is no assurance that the Fund will achieve its investment objective. The Fund is subject to market risk, which is the possibility that market values of securities owned by the Fund will decline and, therefore, the value of the Fund shares may be less than what you paid for them. Accordingly, you can lose money investing in this Fund.

FUND REPORT
For the year ended November 30, 2003

TOTAL RETURN FOR THE 12-MONTHS ENDED NOVEMBER 30, 2003

                                                  KLD      LIPPER LARGE-
                                                 LCSI           CAP CORE
 CLASS A    CLASS B    CLASS C    CLASS D    INDEX(1)     FUNDS INDEX(2)
 -------    -------    -------    -------    --------    ---------------
  16.72%     15.75%     15.81%     17.05%     17.96%          12.81%

THE PERFORMANCE OF THE FUND'S FOUR SHARE CLASSES VARIES BECAUSE EACH HAS DIFFERENT EXPENSES. THE FUND'S TOTAL RETURN FIGURES ASSUME THE REINVESTMENT OF ALL DISTRIBUTIONS, BUT DO NOT REFLECT THE DEDUCTION OF ANY APPLICABLE SALES CHARGES. SUCH COSTS WOULD LOWER PERFORMANCE. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS. SEE PERFORMANCE SUMMARY FOR STANDARDIZED PERFORMANCE INFORMATION.

MARKET CONDITIONS

The equity markets enjoyed strong performance during the period, rebounding sharply off of their March lows. Several key positive economic indicators supported this strong performance. Both fiscal and monetary policy were extremely accommodative, as the Federal Reserve Bank indicated its intent to keep interest rates low for a considerable period of time and a series of tax cuts were signed into law. Corporate profits continued to rise during the period, and auto sales were robust as fuel prices drifted lower. Signs of recovery were also evident in the ISI NAPM figures, a measure of business orders, which showed growth for several consecutive months at the end of the period. These positive forces were reflected in U.S. economic figures, which turned in 8.2 percent annualized GDP growth in the third quarter of 2003.

Performance across sectors was generally positive, with only telecommunications continuing its previous pattern of posting losses. The technology sector enjoyed the most robust gains as the combination of low, post-bear market valuations and signs of a pick-up in capital spending by corporations attracted investors. Financial services stocks also performed well during the period, as these companies benefited from low interest rates and improving capital markets. Small capitalization stocks handily outperformed large cap stocks as investors combed the market for undervalued stocks with great growth potential.

PERFORMANCE ANALYSIS

The KLD Social Index Fund underperformed the KLD Large Cap Social(SM) Index,* yet outperformed the Lipper Large Cap Core Funds Index during the 12-month period. Much of its underperformance stemmed from the statistical sampling methodology used earlier in the period. We adjusted the strategy to incorporate more stocks in order to bring the portfolio more closely into alignment with its target benchmark. By the end of the period, the number of holdings in the portfolio had grown from under 300 stocks to well over 400.

* THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000 INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX. THE KLD LARGE CAP SOCIAL(SM) INDEX (KLD INDEX) IS A SERVICE MARK OF KLD RESEARCH & ANALYTICS, INC. (KLD). MORGAN STANLEY KLD SOCIAL INDEX FUND IS NOT PROMOTED OR ENDORSED BY, OR IN ANY WAY AFFILIATED WITH KLD. KLD IS NOT RESPONSIBLE FOR AND HAS NOT REVIEWED THE FUND OR ANY ASSOCIATED LITERATURE OR PUBLICATIONS. KLD MAKES NO REPRESENTATION OR WARRANTY, EXPRESS OR IMPLIED, AS TO THEIR ACCURACY OR COMPLETENESS, OR OTHERWISE. THE KLD INDEX IS DERIVED FROM THE CONSTITUENTS OF THE RUSSELL 1000 INDEX. THE RUSSELL 1000 INDEX IS A TRADEMARK/SERVICE MARK OF THE FRANK RUSSELL COMPANY (FRC). THE USE OF THE RUSSELL 1000 INDEX AS THE UNIVERSE FOR THE KLD INDEX IN NO WAY SUGGESTS OR IMPLIES AN OPINION BY FRC AS TO THE ATTRACTIVENESS OF THE KLD INDEX OR OF THE INVESTMENT IN ANY OR ALL OF THE SECURITIES UPON WHICH THE RUSSELL 1000 INDEX OR KLD INDEX ARE BASED.

  TOP 10 HOLDINGS

  Microsoft Corp.                              2.9%
  Intel Corp.                                  2.9
  Cisco Systems Inc.                           2.1
  Johnson & Johnson                            1.9
  Int'l Business Mach Corp.                    1.9
  American Intl Group Inc.                     1.7
  Procter & Gamble Co.                         1.6
  Bank America Corp.                           1.4
  Coca Cola Co.                                1.3
  Wells Fargo & Co.                            1.3

  TOP FIVE INDUSTRIES

  Major Banks                                  6.0%
  Semiconductors                               5.4
  Packaged Software                            4.5
  Major Telecommunications                     3.4
  Household/Personal Care                      3.3

SUBJECT TO CHANGE DAILY. ALL PERCENTAGES ARE AS A PERCENTAGE OF NET ASSETS. PROVIDED FOR INFORMATIONAL PURPOSES ONLY AND SHOULD NOT BE DEEMED AS A RECOMMENDATION TO BUY OR SELL THE SECURITIES MENTIONED. MORGAN STANLEY IS A FULL-SERVICE SECURITIES FIRM ENGAGED IN SECURITIES TRADING AND BROKERAGE ACTIVITIES, INVESTMENT BANKING, RESEARCH AND ANALYSIS, FINANCING AND FINANCIAL ADVISORY SERVICES.

INVESTMENT STRATEGY

1. THE FUND NORMALLY INVESTS AT LEAST 80 PERCENT OF ITS ASSETS IN COMMON STOCKS OF COMPANIES INCLUDED IN THE KLD LARGE CAP SOCIAL(SM) INDEX, AN INDEX COMPRISED OF STOCKS THAT MEET CERTAIN SOCIAL AND ENVIRONMENTAL CRITERIA.

ANNUAL HOUSEHOLDING NOTICE

TO REDUCE PRINTING AND MAILING COSTS, THE FUND ATTEMPTS TO ELIMINATE DUPLICATE MAILINGS TO THE SAME ADDRESS. THE FUND DELIVERS A SINGLE COPY OF CERTAIN SHAREHOLDER DOCUMENTS, INCLUDING SHAREHOLDER REPORTS, PROSPECTUSES AND PROXY MATERIALS, TO INVESTORS WITH THE SAME LAST NAME WHO RESIDE AT THE SAME ADDRESS. YOUR PARTICIPATION IN THIS PROGRAM WILL CONTINUE FOR AN UNLIMITED PERIOD OF TIME UNLESS YOU INSTRUCT US OTHERWISE. YOU CAN REQUEST MULTIPLE COPIES OF THESE DOCUMENTS BY CALLING (800) 350-6414, 8:00 A.M. TO 8:00 P.M. ET. ONCE OUR CUSTOMER SERVICE CENTER HAS RECEIVED YOUR INSTRUCTIONS, WE WILL BEGIN SENDING INDIVIDUAL COPIES FOR EACH ACCOUNT WITHIN 30 DAYS.

PROXY VOTING POLICIES AND PROCEDURES

A DESCRIPTION OF THE FUND'S POLICIES AND PROCEDURES WITH RESPECT TO THE VOTING OF PROXIES RELATING TO THE FUND'S PORTFOLIO SECURITIES IS AVAILABLE WITHOUT CHARGE, UPON REQUEST, BY CALLING (800) 869-NEWS. THIS INFORMATION IS ALSO AVAILABLE ON THE SECURITIES AND EXCHANGE COMMISSION'S WEBSITE AT http://www.sec.gov.

PERFORMANCE SUMMARY

[CHART]

PERFORMANCE OF A $10,000 INVESTMENT

                CLASS A~       CLASS B~     CLASS C~        CLASS D~       KLD INDEX(1)     LIPPER(2)
Jul 13, 2001    $  9,475       $  10,000    $  10,000       $  10,000       $  10,000       $  10,000
Aug 31, 2001    $  8,783       $   9,260    $   9,260       $   9,270       $   9,272       $   9,403
Nov 30, 2001    $  8,897       $   9,360    $   9,360       $   9,400       $   9,407       $   9,477
Feb 28, 2002    $  8,524       $   8,945    $   8,946       $   9,004       $   9,015       $   9,275
May 31, 2002    $  8,334       $   8,735    $   8,736       $   8,812       $   8,822       $   9,023
Aug 31, 2002    $  7,048       $   7,374    $   7,382       $   7,464       $   7,485       $   7,840
Nov 30, 2002    $  7,362       $   7,684    $   7,279       $   7,378       $   7,436       $   7,551
Feb 28, 2003    $  6,638       $   6,908    $   6,551       $   6,656       $   6,708       $   6,873
May 31, 2003    $  7,635       $   7,936    $   7,529       $   7,665       $   7,772       $   7,802
Aug 31, 2003    $  8,061       $   8,360    $   7,922       $   8,092       $   8,227       $   8,158
Nov 30, 2003    $  8,593       $   8,894    $   8,431       $   8,635       $   8,772       $   8,518

PAST PERFORMANCE IS NOT PREDICTIVE OF FUTURE RETURNS. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE. WHEN YOU SELL FUND SHARES, THEY MAY BE WORTH LESS THAN THEIR ORIGINAL COST. THE GRAPH AND TABLE DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. PERFORMANCE FOR CLASS A, CLASS B, CLASS C, AND CLASS D SHARES WILL VARY DUE TO DIFFERENCES IN SALES CHARGES AND EXPENSES.

AVERAGE ANNUAL TOTAL RETURNS--PERIOD ENDED NOVEMBER 30, 2003

                            CLASS A SHARES*      CLASS B SHARES**     CLASS C SHARES+      CLASS D SHARES++
                            (SINCE 07/13/01)     (SINCE 07/13/01)     (SINCE 07/13/01)     (SINCE 07/13/01)
  SYMBOL                              SIXAX                SIXBX                SIXCX                SIXDX
  1 YEAR                              16.72%(3)            15.75%(3)            15.81%(3)            17.05%(3)
                                      10.59(4)             10.75(4)             14.81(4)                --
  SINCE INCEPTION                     (4.02)(3)            (4.80)(3)            (4.79)(3)            (3.82)(3)
                                      (6.17)(4)            (6.00)(4)            (4.79)(4)               --

Notes on Performance

(1) THE KLD LARGE CAP SOCIAL(SM) INDEX BEGINS WITH THE RUSSELL 1000(R) INDEX. COMPANIES ON THE KLD LARGE CAP SOCIAL(SM) INDEX ARE COMPANIES THAT PASS KLD'S MULTIPLE PROPRIETARY ENVIRONMENTAL AND SOCIAL SCREENS. THE INDEXES ARE UNMANAGED AND THEIR RETURNS DO NOT INCLUDE ANY SALES CHARGES OR FEES. SUCH COSTS WOULD LOWER PERFORMANCE. IT IS NOT POSSIBLE TO INVEST DIRECTLY IN AN INDEX.

(2) THE LIPPER LARGE CAP CORE FUNDS INDEX IS AN EQUALLY WEIGHTED PERFORMANCE INDEX OF THE LARGEST QUALIFYING FUNDS (BASED ON NET ASSETS) IN THE LIPPER LARGE CAP CORE FUNDS CLASSIFICATION. THE INDEX, WHICH IS ADJUSTED FOR CAPITAL GAINS DISTRIBUTIONS AND INCOME DIVIDENDS, IS UNMANAGED AND SHOULD NOT BE CONSIDERED AN INVESTMENT. THERE ARE CURRENTLY 30 FUNDS REPRESENTED IN THIS INDEX.

(3) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND DOES NOT REFLECT THE DEDUCTION OF ANY SALES CHARGES.

(4) FIGURE SHOWN ASSUMES REINVESTMENT OF ALL DISTRIBUTIONS AND THE DEDUCTION OF THE MAXIMUM APPLICABLE SALES CHARGE. SEE THE FUND'S CURRENT PROSPECTUS FOR COMPLETE DETAILS ON FEES AND SALES CHARGES.

*   THE MAXIMUM FRONT-END SALES CHARGE FOR CLASS A IS 5.25%.

** THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE (CDSC) FOR CLASS B IS 5.0%. THE CDSC DECLINES TO 0% AFTER SIX YEARS.

+ THE MAXIMUM CONTINGENT DEFERRED SALES CHARGE FOR CLASS C IS 1% FOR SHARES REDEEMED WITHIN ONE YEAR OF PURCHASE.

++  CLASS D HAS NO SALES CHARGE.

~  CLOSING VALUE ASSUMING A COMPLETE REDEMPTION ON NOVEMBER 30, 2003.

MORGAN STANLEY KLD SOCIAL INDEX FUND
PORTFOLIO OF INVESTMENTS - NOVEMBER 30, 2003

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
              COMMON STOCKS (90.4%)
              ADVERTISING/MARKETING
              SERVICES (0.2%)
       53     Lamar Advertising Co.*                               $      1,866
      405     Omnicom Group, Inc.                                        32,262
                                                                   ------------
                                                                         34,128
                                                                   ------------
              AIR FREIGHT/COURIERS (0.9%)
      126     C.H. Robinson Worldwide, Inc.                               4,956
      139     Expeditors International of Washington, Inc.                5,427
      610     FedEx Corp.                                                44,347
    1,176     United Parcel Service, Inc. (Class B)                      85,578
                                                                   ------------
                                                                        140,308
                                                                   ------------
              AIRLINES (0.3%)
      458     JetBlue Airways Corp.*                                     16,680
    1,753     Southwest Airlines Co.                                     31,519
                                                                   ------------
                                                                         48,199
                                                                   ------------
              APPAREL/FOOTWEAR (0.4%)
      319     Cintas Corp.                                               14,910
      452     Coach, Inc.*                                               18,008
      340     Liz Claiborne, Inc.                                        11,903
      300     V.F. Corp.                                                 12,381
                                                                   ------------
                                                                         57,202
                                                                   ------------
              APPAREL/FOOTWEAR RETAIL (0.6%)
       74     Chico's FAS, Inc.*                                          2,840
      600     Foot Locker, Inc.                                          13,260
    1,233     Gap, Inc. (The)                                            26,509
      280     Nordstrom, Inc.                                             9,660
      202     Ross Stores, Inc.                                          11,066
    1,100     TJX Companies, Inc. (The)                                  24,849
                                                                   ------------
                                                                         88,184
                                                                   ------------
              AUTO PARTS: O.E.M. (0.4%)
      190     Autoliv, Inc.                                               6,357
    1,203     Delphi Corp.                                               10,562
       49     Gentex Corp.                                                2,065
      255     Johnson Controls, Inc.                                     27,907
      305     Lear Corp.*                                                18,038
                                                                   ------------
                                                                         64,929
                                                                   ------------
              BEVERAGES:
              NON-ALCOHOLIC (1.5%)
    4,278     Coca-Cola Co. (The)                                  $    198,927
      596     Coca-Cola Enterprises Inc.                                 12,307
      700     Pepsi Bottling Group, Inc. (The)                           16,156
                                                                   ------------
                                                                        227,390
                                                                   ------------
              BIOTECHNOLOGY (1.9%)
    2,486     Amgen Inc.*                                               142,970
      108     Amylin Pharmaceuticals, Inc.*                               2,826
      683     Biogen Idec Inc.*                                          26,077
      620     Genzyme Corp.*                                             28,979
      403     Gilead Sciences, Inc.*                                     23,648
      315     Invitrogen Corp.*                                          21,474
      529     MedImmune, Inc.*                                           12,590
      600     Millennium Pharmaceuticals, Inc.*                           9,462
      570     SICOR Inc.*                                                15,755
                                                                   ------------
                                                                        283,781
                                                                   ------------
              BROADCASTING (0.2%)
      350     Radio One, Inc. (Class D)*                                  6,121
      456     Univision Communications Inc. (Class A)*                   16,452
      240     Westwood One, Inc.*                                         7,286
                                                                   ------------
                                                                         29,859
                                                                   ------------
              BUILDING PRODUCTS (0.3%)
      189     American Standard Companies, Inc.*                         18,843
      888     Masco Corp.                                                24,154
                                                                   ------------
                                                                         42,997
                                                                   ------------
              CABLE/SATELLITE TV (1.2%)
    4,244     Comcast Corp. (Class A)*                                  133,177
    4,771     Liberty Media Corp. (Class A)*                             52,720
                                                                   ------------
                                                                        185,897
                                                                   ------------
              CHEMICALS: MAJOR DIVERSIFIED (0.2%)
      420     Engelhard Corp.                                            12,524
      270     Rohm & Haas Co.                                            10,840
                                                                   ------------
                                                                         23,364
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
              CHEMICALS: SPECIALTY (0.5%)
      467     Air Products & Chemicals, Inc.                       $     22,388
      480     Praxair, Inc.                                              34,454
      200     Sigma-Aldrich Corp.                                        10,714
                                                                   ------------
                                                                         67,556
                                                                   ------------
              COMMERCIAL PRINTING/FORMS (0.1%)
      273     Donnelley (R.R.) & Sons Co.                                 7,660
                                                                   ------------
              COMPUTER COMMUNICATIONS (2.4%)
      833     3Com Corp.*                                                 6,231
    1,150     Avaya Inc.*                                                15,640
      190     Avocent Corp.*                                              7,275
   14,000     Cisco Systems, Inc.*                                      317,240
      700     Juniper Networks, Inc.*                                    13,209
                                                                   ------------
                                                                        359,595
                                                                   ------------
              COMPUTER PERIPHERALS (0.8%)
    4,429     EMC Corp.*                                                 60,854
      270     Lexmark International, Inc.*                               20,898
      296     Maxtor Corp.*                                               3,303
      700     Network Appliance, Inc.*                                   16,177
      300     Storage Technology Corp.*                                   7,560
      900     Western Digital Corp.*                                     11,196
                                                                   ------------
                                                                        119,988
                                                                   ------------
              COMPUTER PROCESSING HARDWARE (2.2%)
      821     Apple Computer, Inc.*                                      17,175
    4,500     Dell Inc.*                                                155,250
    6,135     Hewlett-Packard Co.                                       133,068
      108     NCR Corp.*                                                  3,769
    6,307     Sun Microsystems, Inc.*                                    26,931
                                                                   ------------
                                                                        336,193
                                                                   ------------
              CONSTRUCTION MATERIALS (0.1%)
      400     Vulcan Materials Co.                                       17,788
                                                                   ------------
              CONTAINERS/PACKAGING (0.2%)
      187     Pactiv Corp.*                                               4,196
      400     Sealed Air Corp.*                                          21,108
       57     Temple-Inland, Inc.                                         3,222
                                                                   ------------
                                                                         28,526
                                                                   ------------
              CONTRACT DRILLING (0.1%)
      300     ENSCO International Inc.                             $      7,590
                                                                   ------------
              DATA PROCESSING SERVICES (1.1%)
    1,200     Automatic Data Processing, Inc.                            45,876
      223     Ceridian Corp.*                                             4,734
      250     CheckFree Corp.*                                            6,905
    1,048     Concord EFS, Inc.*                                         12,042
      700     Convergys Corp.*                                           10,738
      388     DST Systems, Inc.*                                         14,480
      336     Fiserv, Inc.*                                              12,600
      878     Paychex, Inc.                                              33,777
      990     SunGard Data Systems Inc.*                                 26,750
                                                                   ------------
                                                                        167,902
                                                                   ------------
              DEPARTMENT STORES (0.6%)
      584     Kohl's Corp.*                                              28,219
      700     May Department Stores Co.                                  20,755
      372     Penney (J.C.) Co., Inc.                                     9,255
      610     Sears, Roebuck & Co.                                       33,648
                                                                   ------------
                                                                         91,877
                                                                   ------------
              DISCOUNT STORES (0.9%)
      877     Costco Wholesale Corp.*                                    31,414
      739     Dollar General Corp.                                       15,608
      250     Dollar Tree Stores, Inc.*                                   7,937
      370     Family Dollar Stores, Inc.                                 14,275
    1,800     Target Corp.                                               69,696
                                                                   ------------
                                                                        138,930
                                                                   ------------
              DRUGSTORE CHAINS (0.7%)
    1,020     CVS Corp.                                                  38,209
    1,942     Walgreen Co.                                               71,485
                                                                   ------------
                                                                        109,694
                                                                   ------------
              ELECTRIC UTILITIES (0.2%)
    1,100     AES Corp. (The)*                                            9,757
      500     OGE Energy Corp.                                           11,910
      600     Pepco Holdings, Inc.                                       11,016
                                                                   ------------
                                                                         32,683
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
              ELECTRICAL PRODUCTS (0.6%)
      800     American Power Conversion Corp.                      $     17,488
      800     Emerson Electric Co.                                       48,832
      147     Energizer Holdings, Inc.*                                   5,570
      360     Molex Inc.                                                 11,578
                                                                   ------------
                                                                         83,468
                                                                   ------------
              ELECTRONIC COMPONENTS (0.4%)
      255     Jabil Circuit, Inc.*                                        7,015
      255     QLogic Corp.*                                              14,492
      180     SanDisk Corp.*                                             14,555
    1,490     Solectron Corp.*                                            8,716
      700     Vishay Intertechnology, Inc.*                              14,707
                                                                   ------------
                                                                         59,485
                                                                   ------------
              ELECTRONIC DISTRIBUTORS (0.0%)
       36     CDW Corp.                                                   2,151
                                                                   ------------
              ELECTRONIC EQUIPMENT/INSTRUMENTS (0.6%)
      181     Diebold, Inc.                                               9,602
    3,900     JDS Uniphase Corp.*                                        13,416
      360     Scientific-Atlanta, Inc.                                   10,397
      627     Symbol Technologies, Inc.                                   8,747
      460     Thermo Electron Corp.*                                     10,994
      580     Waters Corp.*                                              18,548
    1,925     Xerox Corp.*                                               23,446
                                                                   ------------
                                                                         95,150
                                                                   ------------
              ELECTRONIC PRODUCTION EQUIPMENT (0.9%)
    3,048     Applied Materials, Inc.*                                   74,066
      388     Cadence Design Systems, Inc.*                               6,491
      513     KLA-Tencor Corp.*                                          30,067
      105     Lam Research Corp.*                                         3,360
      372     Novellus Systems, Inc.*                                    16,279
      213     Synopsys, Inc.*                                             6,381
                                                                   ------------
                                                                        136,644
                                                                   ------------
              ELECTRONICS/APPLIANCE STORES (0.3%)
      540     Best Buy Co., Inc.*                                        33,480
      429     RadioShack Corp.                                           13,363
                                                                   ------------
                                                                         46,843
                                                                   ------------
              ELECTRONICS/APPLIANCES (0.2%)
      125     Harman International Industries, Inc.                $     17,034
      208     Whirlpool Corp.                                            14,211
                                                                   ------------
                                                                         31,245
                                                                   ------------
              FINANCE/RENTAL/LEASING (2.6%)
      136     Allied Capital Corp.                                        3,710
      540     Capital One Financial Corp.                                32,249
      303     CIT Group, Inc.                                            10,566
      350     Countrywide Financial Corp.                                36,960
      225     Doral Financial Corp.                                      11,378
    1,891     Fannie Mae                                                132,370
    1,387     Freddie Mac                                                75,481
    2,230     MBNA Corp.                                                 54,680
      470     Providian Financial Corp.*                                  5,311
      900     SLM Corp.                                                  33,417
                                                                   ------------
                                                                        396,122
                                                                   ------------
              FINANCIAL CONGLOMERATES (2.4%)
    2,473     American Express Co.                                      113,041
    3,807     J.P. Morgan Chase & Co.                                   134,616
      786     Principal Financial Group, Inc.                            26,024
    1,140     Prudential Financial, Inc.                                 44,585
      687     State Street Corp.                                         35,010
                                                                   ------------
                                                                        353,276
                                                                   ------------
              FINANCIAL PUBLISHING/SERVICES (0.4%)
      230     Dun & Bradstreet Corp.*                                    11,097
      362     McGraw-Hill Companies, Inc. (The)                          24,797
      270     Moody's Corp.                                              15,466
      400     SEI Investments Co.                                        11,220
                                                                   ------------
                                                                         62,580
                                                                   ------------
              FOOD DISTRIBUTORS (0.3%)
    1,440     SYSCO Corp.                                                52,301
                                                                   ------------
              FOOD RETAIL (0.5%)
      650     Albertson's, Inc.                                          13,832
    1,990     Kroger Co.*                                                37,531
      669     Safeway Inc.*                                              13,882

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
      640     Supervalu, Inc.                                      $     16,525
                                                                   ------------
                                                                         81,770
                                                                   ------------
              FOOD: MAJOR DIVERSIFIED (1.7%)
      510     Campbell Soup Co.                                          13,061
      736     General Mills, Inc.                                        33,127
      930     Heinz (H.J.) Co.                                           33,573
      510     Kellogg Co.                                                18,243
    3,290     PepsiCo, Inc.                                             158,315
                                                                   ------------
                                                                        256,319
                                                                   ------------
              FOOD: MEAT/FISH/DAIRY (0.0%)
      114     Dean Foods Co.*                                             3,740
                                                                   ------------
              FOOD: SPECIALTY/CANDY (0.2%)
      200     Hershey Foods Corp.                                        15,540
       77     McCormick & Co., Inc. (Non-Voting)                          2,209
      280     Wrigley (Wm.) Jr. Co. (Class A)                            15,434
                                                                   ------------
                                                                         33,183
                                                                   ------------
              GAS DISTRIBUTORS (0.3%)
      430     KeySpan Corp.                                              15,149
      180     Kinder Morgan, Inc.                                         9,810
      771     NiSource Inc.                                              15,998
      270     UGI Corp.                                                   8,734
                                                                   ------------
                                                                         49,691
                                                                   ------------
              HOME BUILDING (0.6%)
      140     Centex Corp.                                               15,316
      227     D.R. Horton, Inc.                                           9,920
      130     KB HOME                                                     8,954
      200     Lennar Corp. (Class A)                                     19,580
      190     Pulte Homes, Inc.                                          18,153
      400     Toll Brothers, Inc.*                                       16,564
                                                                   ------------
                                                                         88,487
                                                                   ------------
              HOME FURNISHINGS (0.2%)
      353     Leggett & Platt, Inc.                                       7,180
      160     Mohawk Industries, Inc.*                                   11,533
      670     Newell Rubbermaid, Inc.                                    15,323
                                                                   ------------
                                                                         34,036
                                                                   ------------
              HOME IMPROVEMENT CHAINS (1.6%)
    4,474     Home Depot, Inc. (The)                               $    164,464
    1,400     Lowe's Companies, Inc.                                     81,620
                                                                   ------------
                                                                        246,084
                                                                   ------------
              HOSPITAL/NURSING MANAGEMENT (0.1%)
      554     Health Management Associates, Inc. (Class A)               14,238
      101     Manor Care, Inc.                                            3,567
                                                                   ------------
                                                                         17,805
                                                                   ------------
              HOUSEHOLD/PERSONAL CARE (3.3%)
      522     Avon Products, Inc.                                        35,757
      370     Clorox Co. (The)                                           17,360
    1,005     Colgate-Palmolive Co.                                      52,762
      310     Estee Lauder Companies, Inc. (The) (Class A)               11,780
    2,090     Gillette Co. (The)                                         70,496
    1,050     Kimberly-Clark Corp.                                       56,931
    2,524     Procter & Gamble Co. (The)                                242,910
                                                                   ------------
                                                                        487,996
                                                                   ------------
              INDUSTRIAL CONGLOMERATES (0.9%)
    1,600     3M Co.                                                    126,464
      400     ALLETE, Inc.                                               11,908
       66     SPX Corp.*                                                  3,584
                                                                   ------------
                                                                        141,956
                                                                   ------------
              INDUSTRIAL MACHINERY (0.2%)
      475     Illinois Tool Works Inc.                                   37,097
                                                                   ------------
              INDUSTRIAL SPECIALTIES (0.1%)
      600     Ecolab Inc.                                                15,732
                                                                   ------------
              INFORMATION TECHNOLOGY SERVICES (2.4%)
      900     Citrix Systems, Inc.*                                      21,618
      240     Cognizant Technology Solutions Corp.*                      11,009
    1,020     Electronic Data Systems Corp.                              22,052
    3,102     International Business Machines Corp.                     280,855

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
      780     PeopleSoft, Inc.*                                    $     16,497
      485     Unisys Corp.*                                               7,915
                                                                   ------------
                                                                        359,946
                                                                   ------------
              INSURANCE BROKERS/SERVICES (0.4%)
      550     AON Corp.                                                  12,067
       45     Gallagher (Arthur J.) & Co.                                 1,408
      936     Marsh & McLennan Companies, Inc.                           41,596
                                                                   ------------
                                                                         55,071
                                                                   ------------
              INTERNET RETAIL (0.3%)
      505     Amazon.com, Inc.*                                          27,300
      700     InterActiveCorp.*                                          22,995
                                                                   ------------
                                                                         50,295
                                                                   ------------
              INTERNET SOFTWARE/SERVICES (0.5%)
      900     BEA Systems, Inc.*                                         11,430
      604     Siebel Systems, Inc.*                                       7,961
      730     VeriSign, Inc.*                                            11,833
    1,090     Yahoo! Inc.*                                               46,848
                                                                   ------------
                                                                         78,072
                                                                   ------------
              INVESTMENT BANKS/BROKERS (1.3%)
       97     AmeriTrade Holding Corp. (Class A)*                         1,219
      530     Goldman Sachs Group, Inc. (The)                            50,922
       45     Legg Mason, Inc.                                            3,587
    1,764     Merrill Lynch & Co., Inc.                                 100,107
    2,700     Schwab (Charles) Corp. (The)                               31,320
                                                                   ------------
                                                                        187,155
                                                                   ------------
              INVESTMENT MANAGERS (0.4%)
      320     Franklin Resources, Inc.                                   15,306
      902     Janus Capital Group Inc.                                   12,547
      745     Mellon Financial Corp.                                     21,456
      200     Price (T.) Rowe Group, Inc.                                 8,408
                                                                   ------------
                                                                         57,717
                                                                   ------------
              LIFE/HEALTH INSURANCE (0.6%)
    1,168     AFLAC, Inc.                                          $     42,013
      460     Jefferson-Pilot Corp.                                      22,324
      437     Lincoln National Corp.                                     17,135
      593     UnumProvident Corp.                                         8,853
                                                                   ------------
                                                                         90,325
                                                                   ------------
              MAJOR BANKS (6.0%)
    2,809     Bank of America Corp.                                     211,883
    2,230     Bank One Corp.                                             96,693
    1,180     BB&T Corp.                                                 46,445
      328     Comerica, Inc.                                             17,105
    2,000     FleetBoston Financial Corp.                                81,200
      642     KeyCorp                                                    17,841
    1,119     National City Corp.                                        37,542
      550     PNC Financial Services Group                               29,898
      500     Popular, Inc.                                              23,580
      402     SunTrust Banks, Inc.                                       28,562
      170     UnionBanCal Corp.                                           9,683
    2,453     Wachovia Corp.                                            112,225
    3,312     Wells Fargo & Co.                                         189,877
                                                                   ------------
                                                                        902,534
                                                                   ------------
              MAJOR TELECOMMUNICATIONS (3.4%)
      808     ALLTEL Corp.                                               36,691
    1,534     AT&T Corp.                                                 30,419
    3,400     BellSouth Corp.                                            88,502
    6,300     SBC Communications, Inc.                                  146,664
    2,000     Sprint Corp. (FON Group)                                   29,980
    5,293     Verizon Communications Inc.                               173,452
                                                                   ------------
                                                                        505,708
                                                                   ------------
              MANAGED HEALTH CARE (1.4%)
      400     Aetna Inc.                                                 25,752
      270     Anthem, Inc.*                                              19,472
      798     Caremark Rx, Inc.*                                         21,307
      302     CIGNA Corp.                                                16,202
       60     Health Net Inc.*                                            1,962
      600     Humana, Inc.*                                              13,398
      230     Mid Atlantic Medical Services, Inc.*                       14,122

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
      273     Oxford Health Plans, Inc.*                           $     11,963
    1,040     UnitedHealth Group Inc.                                    56,056
      340     WellPoint Health Networks, Inc.*                           31,787
                                                                   ------------
                                                                        212,021
                                                                   ------------
              MEDIA CONGLOMERATES (1.5%)
    8,453     Time Warner Inc.*                                         137,615
    4,000     Walt Disney Co. (The)                                      92,360
                                                                   ------------
                                                                        229,975
                                                                   ------------
              MEDICAL DISTRIBUTORS (0.5%)
      830     Cardinal Health, Inc.                                      50,746
      660     McKesson Corp.                                             19,272
       63     Patterson Dental Co.*                                       4,290
                                                                   ------------
                                                                         74,308
                                                                   ------------
              MEDICAL SPECIALTIES (2.7%)
      584     Applera Corp. - Applied Biosystems Group                   12,538
      176     Bard (C.R.), Inc.                                          13,306
       36     Bausch & Lomb, Inc.                                         1,808
    1,137     Baxter International, Inc.                                 31,631
      106     Beckman Coulter, Inc.                                       5,422
      600     Becton, Dickinson & Co.                                    24,018
      474     Biomet, Inc.                                               16,955
    1,220     Boston Scientific Corp.*                                   43,786
      770     Guidant Corp.                                              43,713
      115     Hillenbrand Industries, Inc.                                6,601
    2,353     Medtronic, Inc.                                           106,356
      321     St. Jude Medical, Inc.*                                    20,332
      330     Stryker Corp.                                              26,730
      390     Varian Medical Systems, Inc.*                              26,914
      460     Zimmer Holdings, Inc.*                                     30,323
                                                                   ------------
                                                                        410,433
                                                                   ------------
              MEDICAL/NURSING SERVICES (0.2%)
      390     DaVita, Inc.*                                              14,890
      290     Lincare Holdings, Inc.*                                     8,651
                                                                   ------------
                                                                         23,541
                                                                   ------------
              MISCELLANEOUS COMMERCIAL SERVICES (0.0%)
      267     Sabre Holdings Corp.                                 $      5,567
                                                                   ------------
              MISCELLANEOUS MANUFACTURING (0.1%)
      260     Pentair, Inc.                                              11,336
                                                                   ------------
              MOTOR VEHICLES (0.2%)
      720     Harley-Davidson, Inc.                                      33,962
                                                                   ------------
              MULTI-LINE INSURANCE (2.0%)
    4,504     American International Group, Inc.                        261,007
      601     Hartford Financial Services Group, Inc. (The)              33,055
      268     Safeco Corp.                                               10,031
                                                                   ------------
                                                                        304,093
                                                                   ------------
              OFFICE EQUIPMENT/SUPPLIES (0.2%)
      175     Avery Dennison Corp.                                        9,639
      420     Pitney Bowes, Inc.                                         16,695
                                                                   ------------
                                                                         26,334
                                                                   ------------
              OIL & GAS PIPELINES (0.1%)
      220     Western Gas Resources, Inc.                                 9,746
    1,200     Williams Companies, Inc. (The)                             11,256
                                                                   ------------
                                                                         21,002
                                                                   ------------
              OIL & GAS PRODUCTION (0.9%)
      714     Anadarko Petroleum Corp.                                   32,080
      400     Apache Corp.                                               28,720
    1,120     Chesapeake Energy Corp.                                    13,664
        3     Cross Timbers Royalty Trust                                    81
      700     Devon Energy Corp.                                         34,552
      240     EOG Resources, Inc.                                        10,066
      200     Pogo Producing Co.                                          8,710
      420     XTO Energy Inc.                                            10,618
                                                                   ------------
                                                                        138,491
                                                                   ------------
              OIL REFINING/MARKETING (0.1%)
      350     Sunoco, Inc.                                               16,803
      130     Valero Energy Corp.                                         5,603
                                                                   ------------
                                                                         22,406
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
              OILFIELD SERVICES/EQUIPMENT (0.2%)
      870     Baker Hughes Inc.                                    $     25,108
      480     FMC Technologies, Inc.*                                    10,214
                                                                   ------------
                                                                         35,322
                                                                   ------------
              OTHER CONSUMER SERVICES (0.7%)
      303     Apollo Group, Inc. (Class A)*                              20,916
      270     Career Education Corp.*                                    13,805
      100     Corinthian Colleges, Inc.*                                  6,393
      777     eBay Inc.*                                                 43,395
      260     ITT Educational Services, Inc.*                            14,568
      150     University of Phoenix Online*                              11,297
                                                                   ------------
                                                                        110,374
                                                                   ------------
              PACKAGED SOFTWARE (4.5%)
      535     Adobe Systems Inc.                                         22,106
      400     BMC Software, Inc.*                                         6,652
      190     Fair Isaac Corp.                                           10,480
      400     Intuit Inc.*                                               20,112
      306     Mercury Interactive Corp.*                                 14,321
   17,093     Microsoft Corp.**                                         439,290
      524     Novell, Inc.*                                               4,978
    7,396     Oracle Corp.*                                              88,826
      820     Symantec Corp.*                                            26,921
    1,100     VERITAS Software Corp.*                                    41,823
                                                                   ------------
                                                                        675,509
                                                                   ------------
              PERSONNEL SERVICES (0.1%)
       70     Manpower, Inc.                                              3,286
      168     Monster Worldwide Inc.*                                     4,042
      138     Robert Half International, Inc.*                            3,072
                                                                   ------------
                                                                         10,400
                                                                   ------------
              PHARMACEUTICALS: GENERIC DRUGS (0.4%)
       89     Barr Laboratories, Inc.*                                    7,346
      480     IVAX Corp.*                                                10,296
    1,005     Mylan Laboratories, Inc.                                   25,447
      380     Watson Pharmaceuticals, Inc.*                              17,913
                                                                   ------------
                                                                         61,002
                                                                   ------------
              PHARMACEUTICALS: MAJOR (3.2%)
    5,835     Johnson & Johnson                                    $    287,607
    4,536     Merck & Co., Inc.                                         184,162
                                                                   ------------
                                                                        471,769
                                                                   ------------
              PHARMACEUTICALS: OTHER (0.5%)
      250     Allergan, Inc.                                             18,683
      722     Forest Laboratories, Inc.*                                 39,450
      401     King Pharmaceuticals, Inc.*                                 5,177
      370     Sepracor, Inc.*                                             9,169
                                                                   ------------
                                                                         72,479
                                                                   ------------
              PROPERTY - CASUALTY INSURERS (0.8%)
      400     Berkley (W.R.) Corp.                                       13,660
      292     Chubb Corp. (The)                                          19,111
      200     Cincinnati Financial Corp.                                  8,106
      410     Progressive Corp. (The)                                    32,021
      350     St. Paul Companies, Inc. (The)                             12,985
    1,920     Travelers Property Casualty Corp. (Class B)                29,952
                                                                   ------------
                                                                        115,835
                                                                   ------------
              PUBLISHING: NEWSPAPERS (0.3%)
       86     New York Times Co. (The) (Class A)                          3,947
       36     Scripps (E.W.) Co. (Class A)                                3,314
      400     Tribune Co.                                                19,540
       17     Washington Post Co. (The) (Class B)                        13,659
                                                                   ------------
                                                                         40,460
                                                                   ------------
              PULP & PAPER (0.1%)
      500     MeadWestvaco Corp.                                         12,760
                                                                   ------------
              RAILROADS (0.1%)
    1,013     Norfolk Southern Corp.                                     21,688
                                                                   ------------
              REAL ESTATE DEVELOPMENT (0.1%)
      370     Catellus Development Corp.                                  8,695
                                                                   ------------
              REAL ESTATE INVESTMENT TRUSTS (2.3%)
      440     Archstone-Smith Trust                                      12,091

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
      340     Boston Properties, Inc.                              $     15,725
      200     CBL & Associates Properties, Inc.                          11,250
      390     Chelsea Property Group, Inc.                               21,060
      468     Duke Realty Corp.                                          14,414
      898     Equity Office Properties Trust                             24,902
      476     Equity Residential                                         13,975
      380     General Growth Properties, Inc.                            30,628
      225     Health Care Property Investors, Inc.                       10,539
      300     Hospitality Properties Trust                               11,865
    1,400     Host Marriott Corp.*                                       15,610
      560     iStar Financial Inc.                                       21,857
      380     Kimco Realty Corp.                                         16,720
      196     Liberty Property Trust                                      7,415
      757     Plum Creek Timber Co., Inc.                                20,159
      695     ProLogis Trust                                             21,198
      300     Public Storage, Inc.                                       13,320
      276     Rouse Co. (The)                                            12,693
      490     Simon Property Group, Inc.                                 23,251
      340     Vornado Realty Trust                                       18,601
                                                                   ------------
                                                                        337,273
                                                                   ------------
              RECREATIONAL PRODUCTS (0.4%)
      430     Brunswick Corp.                                            12,922
      552     Electronic Arts Inc.*                                      24,415
      950     Mattel, Inc.                                               19,228
                                                                   ------------
                                                                         56,565
                                                                   ------------
              REGIONAL BANKS (2.2%)
      850     AmSouth Bancorporation                                     20,392
      500     Banknorth Group, Inc.                                      16,385
      400     Charter One Financial, Inc.                                13,288
       69     Compass Bancshares, Inc.                                    2,699
      970     Fifth Third Bancorp                                        56,386
      300     First Tennessee National Corp.                             13,380
      349     Hibernia Corp. (Class A)                                    7,975
      408     North Fork Bancorporation, Inc.                            16,291
      394     Northern Trust Corp.                                       17,671
      500     Regions Financial Corp.                                    18,555
      548     Synovus Financial Corp.                              $     15,706
      250     TCF Financial Corp.                                        13,185
    3,641     U.S. Bancorp                                              100,892
      489     Union Planters Corp.                                       16,875
       66     Zions Bancorporation                                        4,070
                                                                   ------------
                                                                        333,750
                                                                   ------------
              RESTAURANTS (0.8%)
      450     Darden Restaurants, Inc.                                    9,320
      113     Krispy Kreme Doughnuts, Inc.*                               4,675
    2,531     McDonald's Corp.                                           64,870
      172     Outback Steakhouse, Inc.                                    7,697
      990     Starbucks Corp.*                                           31,749
      227     Wendy's International, Inc.                                 8,814
                                                                   ------------
                                                                        127,125
                                                                   ------------
              SAVINGS BANKS (1.2%)
      110     Astoria Financial Corp.                                     4,112
      250     Golden West Financial Corp.                                25,225
      462     GreenPoint Financial Corp.                                 15,699
      470     New York Community Bancorp, Inc.*                          18,260
    1,119     Sovereign Bancorp, Inc.                                    25,357
    1,895     Washington Mutual, Inc.                                    86,810
                                                                   ------------
                                                                        175,463
                                                                   ------------
              SEMICONDUCTORS (5.4%)
      721     Advanced Micro Devices, Inc.*                              12,964
    4,100     Agere Systems, Inc. (Class B)*                             13,858
    1,126     Altera Corp.*                                              28,522
      700     Analog Devices, Inc.                                       34,825
      750     Broadcom Corp. (Class A)*                                  27,323
      239     Cypress Semiconductor Corp.*                                5,349
      280     Integrated Circuit Systems, Inc.*                           8,330
   12,843     Intel Corp.                                               429,341
      105     International Rectifier Corp.*                              5,735
      350     Intersil Corp. (Class A)                                    9,244
      665     LSI Logic Corp.*                                            6,231
      705     Maxim Integrated Products, Inc.                            36,716
      460     Microchip Technology Inc.                                  15,824
    1,154     Micron Technology, Inc.*                                   15,014
      500     National Semiconductor Corp.*                              22,360
      155     NVIDIA Corp.*                                               3,278

                        SEE NOTES TO FINANCIAL STATEMENTS

NUMBER OF
 SHARES                                                                VALUE
-------------------------------------------------------------------------------
      500     PMC - Sierra, Inc.*                                  $     10,185
    3,195     Texas Instruments Inc.                                     95,083
      570     Xilinx, Inc.*                                              21,426
                                                                   ------------
                                                                        801,608
                                                                   ------------
              SERVICES TO THE HEALTH INDUSTRY (0.4%)
      100     AdvancePCS*                                                 5,566
      161     Express Scripts, Inc. (Class A)*                           10,422
      557     IMS Health Inc.                                            12,828
      536     Medco Health Solutions Inc.*                               19,526
      137     Omnicare, Inc.                                              5,469
                                                                   ------------
                                                                         53,811
                                                                   ------------
              SPECIALTY INSURANCE (0.6%)
      251     Ambac Financial Group, Inc.                                17,256
      500     Fidelity National Financial, Inc.                          17,665
      370     MBIA Inc.                                                  21,504
      131     MGIC Investment Corp.                                       6,936
       69     PMI Group, Inc. (The)                                       2,569
      420     Radian Group, Inc.                                         20,727
                                                                   ------------
                                                                         86,657
                                                                   ------------
              SPECIALTY STORES (1.0%)
      176     AutoZone, Inc.*                                            16,836
      695     Bed Bath & Beyond Inc.*                                    29,357
      170     CarMax Inc.*                                                5,598
      200     Michaels Stores, Inc.                                       9,450
      823     Office Depot, Inc.*                                        13,045
      179     PETSMART, Inc.                                              4,325
      400     Regis Corp.                                                16,380
    1,170     Staples, Inc.*                                             31,766
      310     Tiffany & Co.                                              14,059
      150     Toys 'R' Us, Inc.*                                          1,761
      339     Williams-Sonoma, Inc.*                                     12,218
                                                                   ------------
                                                                        154,795
                                                                   ------------
              SPECIALTY TELECOMMUNICATIONS (0.2%)
      500     CenturyTel, Inc.                                           16,350
      684     Citizens Communications Co.*                                7,428
      117     NTL, Inc.*                                           $      7,624
                                                                   ------------
                                                                         31,402
                                                                   ------------
              STEEL (0.1%)
      304     Nucor Corp.                                                17,057
                                                                   ------------
              TELECOMMUNICATION EQUIPMENT (1.6%)
      980     CIENA Corp.*                                                6,938
      287     Comverse Technology, Inc.*                                  5,519
    2,574     Corning Inc.*                                              29,498
      280     InterDigital Communications Corp.*                          5,734
   10,225     Lucent Technologies Inc.*                                  32,720
    5,000     Motorola, Inc.                                             70,200
    1,610     QUALCOMM Inc.                                              71,726
      616     Tellabs, Inc.*                                              4,928
      200     UTStarcom, Inc.*                                            7,576
                                                                   ------------
                                                                        234,839
                                                                   ------------
              TOOLS/HARDWARE (0.0%)
      150     Black & Decker Corp. (The)                                  6,959
                                                                   ------------
              TRUCKS/CONSTRUCTION/FARM MACHINERY (0.2%)
      450     Deere & Co.                                                27,554
                                                                   ------------
              WHOLESALE DISTRIBUTORS (0.1%)
      200     Fisher Scientific International, Inc.*                      8,054
      300     Genuine Parts Co.                                           9,444
                                                                   ------------
                                                                         17,498
                                                                   ------------
              WIRELESS TELECOMMUNICATIONS (0.6%)
    5,340     AT&T Wireless Services Inc.*                               40,050
    1,910     Nextel Communications, Inc. (Class A)*                     48,380
    1,258     Sprint Corp. (PCS Group)*                                   5,774
                                                                   ------------
                                                                         94,204
                                                                   ------------
              TOTAL COMMON STOCKS
              (COST $13,883,497)                                     13,518,526
                                                                   ------------

                        SEE NOTES TO FINANCIAL STATEMENTS

PRINCIPAL
AMOUNT IN
THOUSANDS                                                              VALUE
-------------------------------------------------------------------------------
              SHORT-TERM INVESTMENT (9.4%) REPURCHASE AGREEMENT
$   1,402     Joint repurchase agreement account 1.06% due
               12/01/03 (dated 11/28/03; proceeds $1,402,124) (a)
               (COST $1,402,000)                                   $  1,402,000
                                                                   ------------

TOTAL INVESTMENTS (COST $15,285,497) (b)(c)      99.8%               14,920,526
OTHER ASSETS IN EXCESS OF LIABILITIES             0.2                    37,098
                                                -----              ------------
NET ASSETS                                      100.0%             $ 14,957,624
                                                =====              ============

----------
     *  NON-INCOME PRODUCING SECURITY.
    ** A PORTION OF THIS SECURITY IS PHYSICALLY SEGREGATED IN CONNECTION WITH OPEN FUTURES CONTRACTS.
    (a) COLLATERALIZED BY FEDERAL AGENCY AND U.S. TREASURY OBLIGATIONS.
    (b) SECURITIES HAVE BEEN DESIGNATED AS COLLATERAL IN AN AMOUNT EQUAL TO $1,155,251 IN CONNECTION WITH OPEN FUTURES CONTRACTS.
    (c) THE AGGREGATE COST FOR FEDERAL INCOME TAX PURPOSES IS $15,286,552. THE AGGREGATE GROSS UNREALIZED APPRECIATION IS $1,418,760 AND THE AGGREGATE GROSS UNREALIZED DEPRECIATION IS $1,784,786, RESULTING IN NET UNREALIZED DEPRECIATION OF $366,026.

FUTURES CONTRACTS OPEN AT NOVEMBER 30, 2003:

                           DESCRIPTION,        UNDERLYING
                             DELIVERY             FACE
NUMBER OF       LONG/       MONTH, AND          AMOUNT AT        UNREALIZED
CONTRACTS       SHORT         YEAR                VALUE         APPRECIATION
----------------------------------------------------------------------------
   23           Long       S&P 500 Index
                           EMINI
                           December 2003      $  1,216,470       $  25,650
    8           Long       Nasdaq 100
                           Index EMINI
                           December 2003           228,000          6,192
                                                                 ---------
   Total unrealized appreciation                                 $  31,842
                                                                 =========

                       SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES
NOVEMBER 30, 2003

ASSETS:
Investments in securities, at value (cost $15,285,497)           $    14,920,526
Receivable for:
  Shares of beneficial interest sold                                      29,679
  Dividends                                                               13,272
  Variation margin                                                         1,905
Prepaid expenses and other assets                                          5,675
Receivable from affiliate                                                 59,662
                                                                 ---------------
      TOTAL ASSETS                                                    15,030,719
                                                                 ---------------
LIABILITIES:
Distribution fee payable                                                   8,493
Accrued expenses and other payables                                       64,602
                                                                 ---------------
      TOTAL LIABILITIES                                                   73,095
                                                                 ---------------
      NET ASSETS                                                 $    14,957,624
                                                                 ===============
COMPOSITION OF NET ASSETS:
Paid-in-capital                                                  $    18,376,668
Net unrealized depreciation                                             (333,129)
Accumulated undistributed net investment income                           71,237
Accumulated net realized loss                                         (3,157,152)
                                                                 ---------------
      NET ASSETS                                                 $    14,957,624
                                                                 ===============
CLASS A SHARES:
Net Assets                                                       $     2,102,898
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                236,902
      NET ASSET VALUE PER SHARE                                  $          8.88
                                                                 ===============
      MAXIMUM OFFERING PRICE PER SHARE,
      (NET ASSET VALUE PLUS 5.54% OF NET ASSET VALUE)            $          9.37
                                                                 ===============
CLASS B SHARES:
Net Assets                                                       $     8,546,436
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                968,818
      NET ASSET VALUE PER SHARE                                  $          8.82
                                                                 ===============
CLASS C SHARES:
Net Assets                                                       $     1,503,341
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                171,022
      NET ASSET VALUE PER SHARE                                  $          8.79
                                                                 ===============
CLASS D SHARES:
Net Assets                                                       $     2,804,949
Shares Outstanding (UNLIMITED AUTHORIZED, $.01 PAR VALUE)                315,283
      NET ASSET VALUE PER SHARE                                  $          8.90
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED NOVEMBER 30, 2003

NET INVESTMENT INCOME:
INCOME
Dividends                                                        $       159,999
Interest                                                                   3,584
                                                                 ---------------
      TOTAL INCOME                                                       163,583
                                                                 ---------------
EXPENSES
Distribution fee (Class A shares)                                          2,332
Distribution fee (Class B shares)                                         63,392
Distribution fee (Class C shares)                                         11,009
Shareholder reports and notices                                           58,741
Professional fees                                                         48,173
KLD licensing fee                                                         44,625
Investment management fee                                                 43,770
Transfer agent fees and expenses                                          17,383
                                                                 ---------------
      TOTAL EXPENSES                                                     289,425
Less: amounts waived/reimbursed                                         (212,692)
                                                                 ---------------
      NET EXPENSES                                                        76,733
                                                                 ---------------
      NET INVESTMENT INCOME                                               86,850
                                                                 ---------------
NET REALIZED AND UNREALIZED GAIN (LOSS):
NET REALIZED GAIN/LOSS ON:
  Investments                                                           (967,101)
  Futures contracts                                                       43,447
                                                                 ---------------
      NET REALIZED LOSS                                                 (923,654)
                                                                 ---------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION ON:
  Investments                                                          2,345,255
  Futures contracts                                                       29,845
                                                                 ---------------
      NET APPRECIATION                                                 2,375,100
                                                                 ---------------
      NET GAIN                                                         1,451,446
                                                                 ---------------
NET INCREASE                                                     $     1,538,296
                                                                 ===============

                        SEE NOTES TO FINANCIAL STATEMENTS

STATEMENT OF CHANGES IN NET ASSETS


                                                                      FOR THE YEAR          FOR THE YEAR
                                                                         ENDED                 ENDED
                                                                    NOVEMBER 30, 2003     NOVEMBER 30, 2002
                                                                    -----------------     -----------------
INCREASE (DECREASE) IN NET ASSETS:
OPERATIONS:
Net investment income                                                 $      86,850         $     134,324
Net realized loss                                                          (923,654)           (2,093,630)
Net change in unrealized depreciation                                     2,375,100            (1,568,271)
                                                                      -------------         -------------

    NET INCREASE (DECREASE)                                               1,538,296            (3,527,577)
                                                                      -------------         -------------

DIVIDENDS TO SHAREHOLDERS FROM NET INVESTMENT INCOME:
Class A shares                                                              (11,380)               (1,868)
Class B shares                                                              (41,845)               (2,692)
Class C shares                                                               (8,410)               (1,886)
Class D shares                                                              (70,366)              (79,073)
                                                                      -------------         -------------

    TOTAL DIVIDENDS                                                        (132,001)              (85,519)
                                                                      -------------         -------------

Net increase (decrease) from transactions in shares of beneficial
interest                                                                  1,726,063            (3,480,546)
                                                                      -------------         -------------

    NET INCREASE (DECREASE)                                               3,132,358            (7,093,642)

NET ASSETS:
Beginning of period                                                      11,825,266            18,918,908
                                                                      -------------         -------------

END OF PERIOD
(INCLUDING ACCUMULATED UNDISTRIBUTED NET INVESTMENT INCOME OF
$71,237 AND $119,907, RESPECTIVELY)                                   $  14,957,624         $  11,825,266
                                                                      =============         =============

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
NOTES TO FINANCIAL STATEMENTS - NOVEMBER 30, 2003

1. ORGANIZATION AND ACCOUNTING POLICIES
Morgan Stanley KLD Social Index Fund (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "Act"), as a non-diversified, open-end management investment company. The Fund's investment objective is to provide investment results that before expenses corresponds to the total return of the KLD Large Cap Social(SM) Index ("KLD Index"). The Fund seeks to achieve its objective by investing, under normal circumstances, at least 80% of the value of its net assets in common stocks of companies included in the KLD Index. The Fund was organized as a Massachusetts business trust on April 6, 2001 and commenced operations on July 13, 2001.

The Fund offers Class A shares, Class B shares, Class C shares and Class D shares. The four classes are substantially the same except that most Class A shares are subject to a sales charge imposed at the time of purchase and some Class A shares, and most Class B shares and Class C shares are subject to a contingent deferred sales charge imposed on shares redeemed within one year, six years and one year, respectively. Class D shares are not subject to a sales charge. Additionally, Class A shares, Class B shares and Class C shares incur distribution expenses.

The following is a summary of significant accounting policies:

A. VALUATION OF INVESTMENTS -- (1) an equity portfolio security listed or traded on the New York or American Stock Exchange or other exchange is valued at its latest sale price prior to the time when assets are valued; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (2) an equity portfolio security listed or traded on the Nasdaq is valued at the Nasdaq Official Closing Price; if there were no sales that day, the security is valued at the mean between the last reported bid and asked price; (3) all other portfolio securities for which over-the-counter market quotations are readily available are valued at the mean between the last reported bid and asked price. In cases where a security is traded on more than one exchange, the security is valued on the exchange designated as the primary market; (4) for equity securities traded on foreign exchanges, the last reported sale price or the latest bid price may be used if there were no sales on a particular day; (5) futures are valued at the latest price published by the commodities exchange on which they trade; (6) when market quotations are not readily available or Morgan Stanley Investment Advisors Inc. (the "Investment Manager") determines that the latest sale price, the bid price or the mean between the last reported bid and asked price do not reflect a security's market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Fund's Trustees; and (7) short-term debt securities having a maturity date of more than sixty days at time of purchase are valued on a mark-to-market basis until sixty days prior to maturity and thereafter at amortized cost based on their value on the 61st day. Short-term debt securities having a maturity date of sixty days or less at the time of purchase are valued at amortized cost.

B. ACCOUNTING FOR INVESTMENTS -- Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Realized gains and losses on security transactions are determined by the identified cost method. Dividend income and other distributions are recorded on the ex-dividend date. Discounts are accreted and premiums are amortized over the life of the respective securities. Interest income is accrued daily.

C. REPURCHASE AGREEMENTS -- Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the Fund, along with other affiliated entities managed by the Investment Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements and are collateralized by cash, U.S. Treasury or federal agency obligations. The Fund may also invest directly with institutions in repurchase agreements. The Fund's custodian receives the collateral, which is marked-to-market daily to determine that the value of the collateral does not decrease below the repurchase price plus accrued interest.

D. MULTIPLE CLASS ALLOCATIONS -- Investment income, expenses (other than distribution fees), and realized and unrealized gains and losses are allocated to each class of shares based upon the relative net asset value on the date such items are recognized. Distribution fees are charged directly to the respective class.

E. FUTURES CONTRACTS -- A futures contract is an agreement between two parties to buy and sell financial instruments or contracts based on financial indices at a set price on a future date. Upon entering into such a contract, the Fund is required to pledge to the broker cash, U.S. Government securities or other liquid portfolio securities equal to the minimum initial margin requirements of the applicable futures exchange. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in the value of the contract. Such receipts or payments known as variation margin are recorded by the Fund as unrealized gains and losses. Upon closing of the contract, the Fund realizes a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

F. FEDERAL INCOME TAX POLICY -- It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Accordingly, no federal income tax provision is required.

G. DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS -- Dividends and distributions to shareholders are recorded on the ex-dividend date.

H. USE OF ESTIMATES -- The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates.

2. INVESTMENT MANAGEMENT AGREEMENT
Pursuant to an Investment Management Agreement, the Fund pays the Investment Manager a management fee, accrued daily and payable monthly, by applying the annual rate of 0.40% to the average net assets of the Fund determined as of the close of each business day.

The Investment Manager has agreed to waive its fee and assume all operating expenses (except for distribution fees) until such time as the Fund has $50 million of net assets or December 31, 2004, whichever occurs first. Thereafter, the Investment Manager has agreed to assume all operating expenses (except for distribution fees) and to waive the compensation provided for in its Investment Management Agreement to the extent that such expenses and compensation on an annual basis exceed 0.60% of the daily net assets of the Fund. At November 30, 2003, included in the Statement of Assets and Liabilities is a receivable from affiliate, which represents expense reimbursements due to the Fund

3. PLAN OF DISTRIBUTION
Shares of the Fund are distributed by Morgan Stanley Distributors Inc. (the "Distributor"), an affiliate of the Investment Manager. The Fund has adopted a Plan of Distribution (the "Plan") pursuant to Rule 12b-1 under the Act. The Plan provides that the Fund will pay the Distributor a fee which is accrued daily and paid monthly at the following annual rates: (i) Class A -- up to 0.25% of the average daily net assets of Class A; (ii) Class B -- 1.0% of the average daily net assets of Class B; and (iii) Class C -- up to 1.0% of the average daily net assets of Class C.

In the case of Class B shares, provided that the Plan continues in effect, any cumulative expenses incurred by the Distributor but not yet recovered may be recovered through the payment of future distribution fees from the Fund pursuant to the Plan and contingent deferred sales charges paid by investors upon redemption of Class B shares. Although there is no legal obligation for the Fund to pay expenses incurred in excess of payments made to the Distributor under the Plan and the proceeds of contingent deferred sales charges paid by investors upon redemption of shares, if for any reason the Plan is terminated, the Trustees will consider at that time the manner in which to treat such expenses. The Distributor has advised the Fund that such excess amounts totaled $1,130,656 at November 30, 2003.

In the case of Class A shares and Class C shares, expenses incurred pursuant to the Plan in any calendar year in excess of 0.25% or 1.0% of the average daily net assets of Class A or Class C, respectively, will not be reimbursed by the Fund through payments in any subsequent year, except that expenses representing a gross sales credit to Morgan Stanley Financial Advisors or other selected broker-dealer representatives may be reimbursed in the subsequent calendar year. For the year ended November 30, 2003, the distribution fee was accrued for Class A shares and Class C shares at the annual rate of 0.20% and 1.0%, respectively.

The Distributor has informed the Fund that for the year ended November 30, 2003, it received contingent deferred sales charges from certain redemptions of the Fund's Class B shares and Class C shares of $16,514 and $68, respectively and received $28,091 in front-end sales charges from sales of the Fund's Class A shares. The respective shareholders pay such charges which are not an expense of the Fund.

4. SECURITY TRANSACTIONS AND TRANSACTIONS WITH AFFILIATES
The cost of purchases and proceeds from sales of portfolio securities, excluding short-term investments, for the year ended November 30, 2003, aggregated $3,007,198 and $2,521,084, respectively.

Morgan Stanley Trust, an affiliate of the Investment Manager and Distributor, is the Fund's transfer agent. At November 30, 2003, the Fund had transfer agent fees and expenses payable of approximately $1,600.

5. SHARES OF BENEFICIAL INTEREST
Transactions in shares of beneficial interest were as follows:

                                                       FOR THE YEAR                   FOR THE YEAR
                                                          ENDED                          ENDED
                                                     NOVEMBER 30, 2003              NOVEMBER 30, 2002
                                                 ------------------------       ------------------------
                                                  SHARES        AMOUNT           SHARES        AMOUNT
                                                 --------    ------------       --------    ------------
CLASS A SHARES
Sold                                              182,321    $  1,452,634         78,538    $    650,574
Reinvestment of dividends                           1,546          11,206            199           1,868
Redeemed                                          (44,830)       (331,078)       (15,868)       (121,933)
                                                 --------    ------------       --------    ------------
Net increase -- Class A                           139,037       1,132,762         62,869         530,509
                                                 --------    ------------       --------    ------------
CLASS B SHARES
Sold                                              344,034       2,744,983        354,989       3,046,133
Reinvestment of dividends                           5,149          37,382            255           2,389
Redeemed                                         (118,946)       (914,768)       (88,137)       (678,301)
                                                 --------    ------------       --------    ------------
Net increase -- Class B                           230,237       1,867,597        267,107       2,370,221
                                                 --------    ------------       --------    ------------
CLASS C SHARES
Sold                                               66,178         531,198         78,785         674,914
Reinvestment of dividends                             984           7,124            160           1,494
Redeemed                                          (24,046)       (182,495)        (9,086)        (72,352)
                                                 --------    ------------       --------    ------------
Net increase -- Class C                            43,116         355,827         69,859         604,056
                                                 --------    ------------       --------    ------------
CLASS D SHARES
Sold                                              230,463       1,880,364         96,739         787,983
Reinvestment of dividends                           9,298          67,503          8,438          79,063
Redeemed                                         (495,319)     (3,577,990)      (985,266)     (7,852,378)
                                                 --------    ------------       --------    ------------
Net decrease -- Class D                          (255,558)     (1,630,123)      (880,089)     (6,985,332)
                                                 --------    ------------       --------    ------------
Net increase (decrease) in Fund                   156,832    $  1,726,063       (480,254)   $ (3,480,546)
                                                 ========    ============       ========    ============

6. PURPOSES OF AND RISKS RELATING TO CERTAIN FINANCIAL INSTRUMENTS
The Fund may purchase and sell stock index futures ("futures contracts") for the following reasons: to simulate full investment in the KLD Index while retaining a cash balance for fund management purposes; to facilitate trading; to reduce transaction costs; or to seek higher investment returns when a futures contract is priced more attractively than stocks comprising the KLD Index.

These futures contracts involve elements of market risk in excess of the amount reflected in the Statement of Assets and Liabilities. The Fund bears the risk of an unfavorable change in the value of the underlying securities. Risks may also arise upon entering into these contracts from the potential inability of the counter parties to meet the terms of their contracts.

7. FEDERAL INCOME TAX STATUS
The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations which may differ from generally accepted accounting principles. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions which exceed net investment income and net realized capital gains for tax purposes are reported as distributions of paid-in-capital.

The tax character of distributions paid was as follows:

                                                    FOR THE YEAR             FOR THE YEAR
                                                        ENDED                    ENDED
                                                  NOVEMBER 30, 2003        NOVEMBER 30, 2002
                                                  -----------------        -----------------
Ordinary income                                     $    132,001               $  85,519

As of November 30, 2003, the
tax-basis components of
accumulated losses were as
follows:

Undistributed ordinary income                       $     70,304
Undistributed long-term gains                                 --
                                                    ------------
Net accumulated earnings                                  70,304
Capital loss carryforward*                            (3,123,322)
Net unrealized depreciation                             (366,026)
                                                    ------------
Total accumulated losses                            $ (3,419,044)
                                                    ============

* As of November 30, 2003, the Fund had a net capital loss carryforward of $3,123,322 of which $19,969 will expire on November 30, 2009, $2,198,221 will expire on November 30, 2010 and $905,132 will expire on November 30, 2011 to offset future capital gains to the extent provided by regulations.

As of November 30, 2003, the Fund had temporary book/tax differences primarily attributable to capital loss deferrals on wash sales and mark-to-market of open futures contracts and permanent book/tax differences attributable to tax adjustments on real estate investment trusts held by the Fund. To reflect reclassifications arising from the permanent differences, accumulated undistributed net investment income was charged and accumulated net realized loss was credited $3,519.

8. LEGAL MATTERS
The Investment Manager, certain affiliates of the Investment Manager and certain investment companies advised by the Investment Manager or its affiliates, including the Fund, are named as defendants in a number of recently filed, similar class action complaints. These complaints generally allege that defendants, including the Fund, violated their statutory disclosure obligations and fiduciary duties by failing properly to disclose (i) that the Investment Manager and certain affiliates of the Investment Manager allegedly offered economic incentives to brokers and others to steer investors to the funds advised by the Investment Manager or its affiliates rather than funds managed by other companies, and (ii) that the funds advised by the Investment Manager or its affiliates, including the Fund, allegedly paid excessive commissions to brokers in return for their alleged efforts to steer investors to these funds. The complaints seek, among other things, unspecified compensatory damages, rescissionary damages, fees and costs. The defendants intend to move to dismiss these actions and otherwise vigorously to defend them. While the Fund believes that it has meritorious defenses, the ultimate outcome of these matters is not presently determinable at this early stage of the litigation, and no provision has been made in the Fund's financial statements for the effect, if any, of these matters.

MORGAN STANLEY KLD SOCIAL INDEX FUND
FINANCIAL HIGHLIGHTS

Selected ratios and per share data for a share of beneficial interest outstanding throughout each period:

                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                                        ENDED                ENDED               THROUGH
                                                  NOVEMBER 30, 2003    NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                  -----------------    -----------------    -----------------
CLASS A SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $   7.73             $   9.39             $  10.00
                                                      --------             --------             --------
Income (loss) from investment operations:
 Net investment income++                                  0.10                 0.09                 0.03
 Net realized and unrealized gain (loss)                  1.17                (1.70)               (0.64)
                                                      --------             --------             --------
Total income (loss) from investment operations            1.27                (1.61)               (0.61)
                                                      --------             --------             --------

Less dividends from net investment income                (0.12)               (0.05)                   -
                                                      --------             --------             --------

Net asset value, end of period                        $   8.88             $   7.73             $   9.39
                                                      ========             ========             ========

TOTAL RETURN+                                            16.72%              (17.25)%              (6.10)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.20%                0.24%                0.25%(2)
Net investment income                                     1.29%                1.01%                0.85%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  2,103             $    756             $    329
Portfolio turnover rate                                     24%                  13%                   3%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                           NET INVESTMENT
   PERIOD ENDED                                        EXPENSE RATIO         LOSS RATIO
   ------------                                       ---------------     ----------------
   November 30, 2003                                      2.14%               (0.65)%
   November 30, 2002                                      2.14%               (0.89)%
   November 30, 2001                                      2.35%               (1.25)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                                        ENDED                ENDED               THROUGH
                                                  NOVEMBER 30, 2003    NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                  -----------------    -----------------    -----------------
CLASS B SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $   7.68             $   9.36             $  10.00
                                                      --------             --------             --------
Income (loss) from investment operations:
 Net investment income++                                  0.04                 0.02                 0.00
 Net realized and unrealized gain (loss)                  1.16                (1.69)               (0.64)
                                                      --------             --------             --------
Total income (loss) from investment operations            1.20                (1.67)               (0.64)
                                                      --------             --------             --------

Less dividends from net investment income                (0.06)               (0.01)                   -
                                                      --------             --------             --------

Net asset value, end of period                        $   8.82             $   7.68             $   9.36
                                                      ========             ========             ========

TOTAL RETURN+                                            15.75%              (17.90)%              (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  1.00%                1.00%                1.00%(2)
Net investment income                                     0.49%                0.25%                0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  8,547             $   5,670            $  4,413
Portfolio turnover rate                                     24%                  13%                   3%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                           NET INVESTMENT
   PERIOD ENDED                                        EXPENSE RATIO         LOSS RATIO
   ------------                                       ---------------     ----------------
   November 30, 2003                                      2.94%               (1.45)%
   November 30, 2002                                      2.90%               (1.65)%
   November 30, 2001                                      3.10%               (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                                        ENDED                ENDED               THROUGH
                                                  NOVEMBER 30, 2003    NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                  -----------------    -----------------    -----------------
CLASS C SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $   7.66             $   9.36             $  10.00
                                                      --------             --------             --------
Income (loss) from investment operations:
 Net investment income++                                  0.04                 0.02                 0.00
 Net realized and unrealized gain (loss)                  1.16                (1.69)               (0.64)
                                                      --------             --------             --------
Total income (loss) from investment operations            1.20                (1.67)               (0.64)
                                                      --------             --------             --------

Less dividends from net investment income                (0.07)               (0.03)                   -
                                                      --------             --------             --------

Net asset value, end of period                        $   8.79             $   7.66             $   9.36
                                                      ========             ========             ========

TOTAL RETURN+                                            15.81%              (17.92)%              (6.40)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  1.00%                1.00%                1.00%(2)
Net investment income                                     0.49%                0.25%                0.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  1,503             $    980             $    544
Portfolio turnover rate                                     24%                  13%                  3%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + DOES NOT REFLECT THE DEDUCTION OF SALES CHARGE. CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                           NET INVESTMENT
   PERIOD ENDED                                        EXPENSE RATIO         LOSS RATIO
   ------------                                       ---------------     ----------------
   November 30, 2003                                      2.94%               (1.45)%
   November 30, 2002                                      2.90%               (1.65)%
   November 30, 2001                                      3.10%               (2.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

                                                                                             FOR THE PERIOD
                                                     FOR THE YEAR        FOR THE YEAR        JULY 13, 2001*
                                                        ENDED                ENDED               THROUGH
                                                  NOVEMBER 30, 2003    NOVEMBER 30, 2002    NOVEMBER 30, 2001
                                                  -----------------    -----------------    -----------------
CLASS D SHARES

SELECTED PER SHARE DATA:
Net asset value, beginning of period                  $   7.74             $   9.40             $  10.00
                                                      --------             --------             --------
Income (loss) from investment operations:
 Net investment income++                                  0.12                 0.11                 0.04
 Net realized and unrealized gain (loss)                  1.17                (1.71)               (0.64)
                                                      --------             --------             --------
Total income (loss) from investment operations            1.29                (1.60)               (0.60)
                                                      --------             --------             --------

Less dividends from net investment income                (0.13)               (0.06)                   -
                                                      --------             --------             --------

Net asset value, end of period                        $   8.90             $   7.74             $   9.40
                                                      ========             ========             ========

TOTAL RETURN+                                            17.05%              (17.17)%              (6.00)%(1)

RATIOS TO AVERAGE NET ASSETS(3)(4):
Expenses                                                  0.00%                0.00%                0.00%(2)
Net investment income                                     1.49%                1.25%                1.10%(2)

SUPPLEMENTAL DATA:
Net assets, end of period, in thousands               $  2,805             $  4,419             $ 13,634
Portfolio turnover rate                                     24%                  13%                   3%(1)

----------
 *  COMMENCEMENT OF OPERATIONS.
++ THE PER SHARE AMOUNTS WERE COMPUTED USING AN AVERAGE NUMBER OF SHARES OUTSTANDING DURING THE PERIOD.
 + CALCULATED BASED ON THE NET ASSET VALUE AS OF THE LAST BUSINESS DAY OF THE PERIOD.
(1) NOT ANNUALIZED.
(2) ANNUALIZED.
(3) REFLECTS OVERALL FUND RATIOS FOR INVESTMENT INCOME AND NON-CLASS SPECIFIC EXPENSES.
(4) IF THE FUND HAD BORNE ALL ITS EXPENSES THAT WERE REIMBURSED OR WAIVED BY THE INVESTMENT MANAGER, THE ANNUALIZED EXPENSE AND NET INVESTMENT LOSS RATIOS WOULD HAVE BEEN AS FOLLOWS:

                                                                           NET INVESTMENT
   PERIOD ENDED                                        EXPENSE RATIO         LOSS RATIO
   ------------                                       ---------------     ----------------
   November 30, 2003                                       1.94%               (0.45)%
   November 30, 2002                                       1.90%               (0.65)%
   November 30, 2001                                       2.10%               (1.00)%

                        SEE NOTES TO FINANCIAL STATEMENTS

MORGAN STANLEY KLD SOCIAL INDEX FUND
INDEPENDENT AUDITORS' REPORT


TO THE SHAREHOLDERS AND BOARD OF TRUSTEES OF
MORGAN STANLEY KLD SOCIAL INDEX FUND:

We have audited the accompanying statement of assets and liabilities of Morgan Stanley KLD Social Index Fund (the "Fund"), including the portfolio of investments, as of November 30, 2003, and the related statements of operations for the year then ended and changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of November 30, 2003, by correspondence with the custodian and broker. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Morgan Stanley KLD Social Index Fund as of November 30, 2003, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP
NEW YORK, NEW YORK
JANUARY 16, 2004

                       2003 FEDERAL TAX NOTICE (UNAUDITED)

          During the fiscal year ended November 30, 2003, 100% of the income dividends paid qualified for the dividends received deduction available to corporations. Additionally, please note that 100% of the Fund's income dividends paid during the fiscal year ended November 30, 2003 qualified for the lower income tax rate available to individuals under the Jobs and Growth Tax Relief Reconciliation Act of 2003.

MORGAN STANLEY KLD SOCIAL INDEX FUND
TRUSTEE AND OFFICER INFORMATION

INDEPENDENT TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Michael Bozic (62)             Trustee      Since         Retired; Director or Trustee    216            Director of Weirton Steel
c/o Mayer, Brown, Rowe & Maw                April 1994    of the Retail Funds and TCW/DW                 Corporation.
LLP                                                       Term Trust 2003 (since April
Counsel to the Independent                                1994) and the Institutional
Directors                                                 Funds (since July 2003);
1675 Broadway                                             formerly Vice Chairman of
New York, NY                                              Kmart Corporation (December
                                                          1998-October 2000), Chairman
                                                          and Chief Executive Officer of
                                                          Levitz Furniture Corporation
                                                          (November 1995-November 1998)
                                                          and President and Chief
                                                          Executive Officer of Hills
                                                          Department Stores (May
                                                          1991-July 1995); formerly
                                                          variously Chairman, Chief
                                                          Executive Officer, President
                                                          and Chief Operating Officer
                                                          (1987-1991) of the Sears
                                                          Merchandise Group of Sears,
                                                          Roebuck & Co.

Edwin J. Garn (71)             Trustee      Since         Director or Trustee of the      216            Director of Franklin Covey
c/o Summit Ventures LLC                     January 1993  Retail Funds and TCW/DW Term                   (time management systems),
1 Utah Center                                             Trust 2003 (since January                      BMW Bank of North America,
201 S. Main Street                                        1993) and the Institutional                    Inc. (industrial loan
Salt Lake City, UT                                        Funds (since July 2003);                       corporation), United Space
                                                          member of the Utah Regional                    Alliance (joint venture
                                                          Advisory Board of Pacific                      between Lockheed Martin and
                                                          Corp.; formerly United States                  the Boeing Company) and
                                                          Senator (R-Utah) (1974-1992)                   Nuskin Asia Pacific
                                                          and Chairman, Senate Banking                   (multilevel marketing);
                                                          Committee (1980-1986), Mayor                   member of the board of
                                                          of Salt Lake City, Utah                        various civic and
                                                          (1971-1974), Astronaut, Space                  charitable organizations.
                                                          Shuttle Discovery (April
                                                          12-19, 1985), and Vice
                                                          Chairman, Huntsman Corporation
                                                          (chemical company).

Wayne E. Hedien (69)           Trustee      Since         Retired; Director or Trustee    216            Director of The PMI Group
c/o Mayer, Brown, Rowe & Maw                September     of the Retail Funds and TCW/DW                 Inc. (private mortgage
LLP                                         1997          Term Trust 2003; (Since                        insurance); Trustee and
Counsel to the Independent                                September 1997) and the                        Vice Chairman of The Field
Directors                                                 Institutional Funds (since                     Museum of Natural History;
1675 Broadway                                             July 2003); formerly                           director of various other
New York, NY                                              associated with the Allstate                   business and charitable
                                                          Companies (1966-1994), most                    organizations.
                                                          recently as Chairman of The
                                                          Allstate Corporation (March
                                                          1993-December 1994) and
                                                          Chairman and Chief Executive
                                                          Officer of its wholly- owned
                                                          subsidiary, Allstate Insurance
                                                          Company (July 1989-December
                                                          1994).

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INDEPENDENT TRUSTEE        REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Dr.Manuel H. Johnson (54)      Trustee      Since         Chairman of the Audit           216            Director of NVR, Inc. (home
c/o Johnson Smick                           July 1991     Committee and Director or                      construction); Chairman and
International, Inc.                                       Trustee of the Retail Funds                    Trustee of the Financial
2099 Pennsylvania Avenue,                                 and TCW/DW Term Trust 2003                     Accounting Foundation
N.W.                                                      (since July 1991) and the                      (oversight organization of
Suite 950                                                 Institutional Funds (since                     the Financial Accounting
Washington, D.C.                                          July 2003); Senior Partner,                    Standards Board); Director
                                                          Johnson Smick International,                   of RBS Greenwich Capital
                                                          Inc., a consulting firm;                       Holdings (financial holding
                                                          Co-Chairman and a founder of                   company).
                                                          the Group of Seven Council
                                                          (G7C), an international
                                                          economic commission; formerly
                                                          Vice Chairman of the Board of
                                                          Governors of the Federal
                                                          Reserve System and Assistant
                                                          Secretary of the U.S.
                                                          Treasury.

Joseph J. Kearns (61)          Trustee      Since         Deputy Chairman of the Audit    217            Director of Electro Rent
PMB754                                      July 2003     Committee and Director or                      Corporation (equipment
23852 Pacific Coast Highway                               Trustee of the Retail Funds                    leasing), The Ford Family
Malibu, CA                                                and TCW/DW Term Trust 2003                     Foundation, and the UCLA
                                                          (since July 2003) and the                      Foundation.
                                                          Institutional Funds (since
                                                          August 1994); previously
                                                          Chairman of the Audit
                                                          Committee of the Institutional
                                                          Funds (October 2001-July
                                                          2003); President, Kearns &
                                                          Associates LLC (investment
                                                          consulting); formerly CFO of
                                                          the J. Paul Getty Trust.

Michael E. Nugent (67)         Trustee      Since         Chairman of the Insurance       216            Director of various
c/o Triumph Capital, L.P.                   July 1991     Committee and Director or                      business organizations.
445 Park Avenue                                           Trustee of the Retail Funds
New York, NY                                              and TCW/DW Term Trust 2003
                                                          (since July 1991) and the
                                                          Institutional Funds (since
                                                          July 2001); General Partner of
                                                          Triumph Capital, L.P., a
                                                          private investment
                                                          partnership; formerly Vice
                                                          President, Bankers Trust
                                                          Company and BT Capital
                                                          Corporation (1984-1988).

Fergus Reid (71)               Trustee      Since         Chairman of the Governance      217            Trustee and Director of
85 Charles Colman Blvd.                     July 2003     Committee and Director or                      certain investment
Pawling, NY                                               Trustee of the Retail Funds                    companies in the JPMorgan
                                                          and TCW/DW Term Trust 2003                     Funds complex managed by JP
                                                          (since July 2003) and the                      Morgan Investment
                                                          Institutional Funds (since                     Management Inc.
                                                          June 1992); Chairman of
                                                          Lumelite Plastics Corporation.

INTERESTED TRUSTEES:

                                                                                            NUMBER OF
                                                                                           PORTFOLIOS
                                              TERM OF                                       IN FUND
                               POSITION(S)  OFFICE AND                                      COMPLEX
  NAME, AGE AND ADDRESS OF      HELD WITH    LENGTH OF    PRINCIPAL OCCUPATION(S) DURING    OVERSEEN         OTHER DIRECTORSHIPS
    INTERESTED TRUSTEE         REGISTRANT   TIME SERVED*          PAST 5 YEARS**          BY TRUSTEE***        HELD BY TRUSTEE
-----------------------------  -----------  ------------  ------------------------------  -------------  ---------------------------
Charles A. Fiumefreddo (70)    Chairman of  Since         Chairman and Director or        216            None
c/o Morgan Stanley Trust       the Board    July 1991     Trustee of the Retail Funds
Harborside Financial Center,   and Trustee                and TCW/DW Term Trust 2003
Plaza Two,                                                (since July 1991) and the
Jersey City, NJ                                           Institutional Funds (since
                                                          July 2003); formerly Chief
                                                          Executive Officer of the
                                                          Retail Funds and the TCW/DW
                                                          Term Trust 2003 (until
                                                          September 2002).

James F. Higgins (55)          Trustee      Since         Director or Trustee of the      216            Director of AXA Financial,
c/o Morgan Stanley Trust                    June 2000     Retail Funds and TCW/DW Term                   Inc. and The Equitable Life
Harborside Financial Center,                              Trust 2003 (since June 2000)                   Assurance Society of the
Plaza Two,                                                and the Institutional Funds                    United States (financial
Jersey City, NJ                                           (since July 2003); Senior                      services).
                                                          Advisor of Morgan Stanley
                                                          (since August 2000); Director
                                                          of the Distributor and Dean
                                                          Witter Realty Inc.; previously
                                                          President and Chief Operating
                                                          Officer of the Private Client
                                                          Group of Morgan Stanley
                                                          (May 1999-August 2000), and
                                                          President and Chief Operating
                                                          Officer of Individual
                                                          Securities of Morgan Stanley
                                                          (February 1997-May 1999).

Philip J. Purcell (60)         Trustee      Since         Director or Trustee of the      216            Director of American
1585 Broadway                               April 1994    Retail Funds and TCW/DW Term                   Airlines, Inc. and its
New York, NY                                              Trust 2003 (since April 1994)                  parent company, AMR
                                                          and the Institutional Funds                    Corporation.
                                                          (since July 2003); Chairman
                                                          of the Board of Directors and
                                                          Chief Executive Officer of
                                                          Morgan Stanley and Morgan
                                                          Stanley DW Inc.; Director of
                                                          the Distributor; Chairman of
                                                          the Board of Directors and
                                                          Chief Executive Officer of
                                                          Novus Credit Services Inc.;
                                                          Director and/or officer of
                                                          various Morgan Stanley
                                                          subsidiaries.

----------------
  * THIS IS THE EARLIEST DATE THE TRUSTEE BEGAN SERVING THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT ADVISORS INC. (THE "INVESTMENT MANAGER ") (THE "RETAIL FUNDS ").
 ** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICES AS DIRECTOR/TRUSTEE FOR THE RETAIL FUNDS AND THE FUNDS ADVISED BY MORGAN STANLEY INVESTMENT MANAGEMENT INC., MORGAN STANLEY INVESTMENTS LP AND MORGAN STANLEY AIP GP LP (THE "INSTITUTIONAL FUNDS") REFLECT THE EARLIEST DATE THE DIRECTOR/TRUSTEE BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.
*** THE FUND COMPLEX INCLUDES ALL OPEN-END AND CLOSED-END FUNDS (INCLUDING ALL OF THEIR PORTFOLIOS) ADVISED BY THE INVESTMENT MANAGER AND ANY FUNDS THAT HAVE AN INVESTMENT ADVISOR THAT IS AN AFFILIATED PERSON OF THE INVESTMENT MANAGER (INCLUDING BUT NOT LIMITED TO MORGAN STANLEY INVESTMENT MANAGEMENT INC. AND MORGAN STANLEY INVESTMENTS LP).

OFFICERS:

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  -------------   ----------------    -----------------------------------------------------------------
Mitchell M. Merin (50)         President       Since May 1999      President and Chief Operating Officer of Morgan Stanley
1221 Avenue of the Americas                                        Investment Management Inc.; President, Director and Chief
New York, NY                                                       Executive Officer of the Investment Manager and Morgan Stanley
                                                                   Services; Chairman, Chief Executive Officer and Director of the
                                                                   Distributor; Chairman and Director of the Transfer Agent;
                                                                   Director of various Morgan Stanley subsidiaries; President Morgan
                                                                   Stanley Investments LP (since February 2003); President of the
                                                                   Institutional Funds (since July 2003) and President of the Retail
                                                                   Funds and TCW/DW Term Trust 2003 (since May 1999); Trustee (since
                                                                   July 2003) and President (since December 2002) of the Van Kampen
                                                                   Closed-End Funds; Trustee (since May 1999) and President (since
                                                                   October 2002) of the Van Kampen Open-End Funds.

Ronald E. Robison (64)         Executive       Since April 2003    Chief Global Operations Officer and Managing Director of Morgan
1221 Avenue of the Americas    Vice                                Stanley Investment Management Inc.; Managing DIrector of Morgan
New York, NY                   President and                       Stanley & Co. Incorporated; Managing DIrector of Morgan Stanley;
                               Principal                           Managing Director, Chief Administrative Officer and Director of
                               Executive                           the Investment Manager and Morgan Stanley Services; Chief
                               Officer                             Executive Officer and Director of the Transfer Agent; Executive
                                                                   Vice President and Principal Executive Officer of the
                                                                   Institutional Funds (since July 2003); and the TCW/DW Term Trust
                                                                   2003 (since April 2003); previously President of the
                                                                   Institutional Funds (March 2001-July 2003) and Director of the
                                                                   Institutional Funds (March 2001-July 2003).

Barry Fink (48)                Vice            Since February      General Counsel (since May 2000) and Managing Director (since
1221 Avenue of the Americas    President       1997                December 2000) of Morgan Stanley Investment Management; Managing
New York, NY                   and General                         Director (since December 2000), Secretary (since February 1997)
                               Counsel                             and Director (since July 1998) of the Investment Manager and
                                                                   Morgan Stanley Services; Assistant Secretary of Morgan Stanley
                                                                   DW; Chief Legal Officer of Morgan Stanley Investments LP (since
                                                                   July 2002); Vice President of the Institutional Funds (since July
                                                                   2003); Vice President and Secretary of the Distributor;
                                                                   previously Secretary of the Retail Funds (February 1997-July
                                                                   2003); previously Vice President and Assistant General Counsel of the Investment Manager and Morgan Stanley Services (February
                                                                   1997-December 2001).

Joseph J. McAlinden (60)       Vice            Since July 1995     Managing Director and Chief Investment Officer of the Investment
1221 Avenue of the Americas    President                           Manager, Morgan Stanley Investment Management Inc. and Morgan
New York, NY                                                       Stanley Investments LP; Director of the Transfer Agent, Chief
                                                                   Investment Officer of the Van Kampen Funds; Vice President of the
                                                                   Institutional Funds (since July 2003) and the Retail Funds (since
                                                                   July 1995).

Stefanie V. Chang (37)         Vice            Since July 2003     Executive Director of Morgan Stanley & Co. and Morgan Stanley
1221 Avenue of the Americas    President                           Investment Management Inc. and Vice President of the
New York, NY                                                       Institutional Funds (since December 1997) and the Retail Funds
                                                                   (since July 2003); formerly practiced law with the New York law firm of Rogers & Wells (now Clifford Chance LLP).

                                                   TERM OF
                                POSITION(S)       OFFICE AND
  NAME, AGE AND ADDRESS OF       HELD WITH        LENGTH OF
     EXECUTIVE OFFICER          REGISTRANT       TIME SERVED*                  PRINCIPAL OCCUPATION(S) DURING PAST 5 YEARS**
-----------------------------  -------------   ----------------    -----------------------------------------------------------------
Francis J. Smith (38)          Treasurer and   Treasurer since     Executive Director of the Investment Manager and Morgan Stanley
c/o Morgan Stanley Trust       Chief           July 2003 and       Services (since December 2001); previously Vice President of the
Harborside Financial Center,   Financial       Chief Financial     Retail Funds (September 2002-July 2003); previously Vice
Plaza Two,                     Officer         Officer since       President of the Investment Manager and Morgan Stanley Services
Jersey City, NJ                                September 2002      (August 2000-November 2001) and Senior Manager at
                                                                   PricewaterhouseCoopers LLP (January 1998-August 2000).

Thomas F. Caloia (57)          Vice            Since July 2003     Executive Director (since December 2002) and Assistant Treasurer
c/o Morgan Stanley Trust       President                           of the Investment Manager, the Distributor and Morgan Stanley
Harborside Financial Center,                                       Services; previously Treasurer of the Retail Funds
Plaza Two,                                                         (April 1989-July 2003); formerly First Vice President of the
Jersey City, NJ                                                    Investment Manager, the Distributor and Morgan Stanley Services.

Mary E. Mullin (36)            Secretary       Since July 2003     Vice President of Morgan Stanley & Co. Incorporated and Morgan
1221 Avenue of the Americas                                        Stanley Investment Management Inc.; Secretary of the
New York, NY                                                       Institutional Funds (since June 1999) and the Retail Funds (since
                                                                   July 2003); formerly practiced law with the New York law firms of
                                                                   McDermott, Will & Emery and Skadden, Arps, Slate, Meagher & Flom
                                                                   LLP.

----------
 * THIS IS THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL FUNDS. EACH OFFICER SERVES AN INDEFINITE TERM, UNTIL HIS OR HER SUCCESSOR IS ELECTED.
** THE DATES REFERENCED BELOW INDICATING COMMENCEMENT OF SERVICE AS AN OFFICER FOR THE RETAIL AND INSTITUTIONAL FUNDS REFLECT THE EARLIEST DATE THE OFFICER BEGAN SERVING THE RETAIL OR INSTITUTIONAL FUNDS AS APPLICABLE.

TRUSTEES
Michael Bozic
Charles A. Fiumefreddo
Edwin J. Garn
Wayne E. Hedien
James F. Higgins
Dr. Manuel H. Johnson
Joseph J. Kearns
Michael E. Nugent
Philip J. Purcell
Fergus Reid

OFFICERS
Charles A. Fiumefreddo
CHAIRMAN OF THE BOARD

Mitchell M. Merin
PRESIDENT

Ronald E. Robison
EXECUTIVE VICE PRESIDENT AND PRINCIPAL EXECUTIVE OFFICER

Barry Fink
VICE PRESIDENT AND GENERAL COUNSEL

Joseph J. McAlinden
VICE PRESIDENT

Stefanie V. Chang
VICE PRESIDENT

Francis J. Smith
TREASURER AND CHIEF FINANCIAL OFFICER

Thomas F. Caloia
VICE PRESIDENT

Mary E. Mullin
SECRETARY

TRANSFER AGENT
Morgan Stanley Trust
Harborside Financial Center, Plaza Two
Jersey City, New Jersey 07311

INDEPENDENT AUDITORS
Deloitte & Touche LLP
Two World Financial Center
New York, New York 10281

INVESTMENT MANAGER
Morgan Stanley Investment Advisors Inc.
1221 Avenue of the Americas
New York, New York 10020

This report is submitted for the general information of the shareholders of the Fund. For more detailed information about the Fund, its fees and expenses and other pertinent information, please read its Prospectus. The Fund's Statement of Additional Information contains additional information about the Fund, including its trustees. It is available, without charge, by calling (800) 869-NEWS.

This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective Prospectus. Read the Prospectus carefully before investing.

Investments and services offered through Morgan Stanley DW Inc., member SIPC. Morgan Stanley Distributors Inc., member NASD.

(C) 2003 Morgan Stanley

39908RPT-00-13268A04-AP-1/04

[MORGAN STANLEY LOGO]

                                                                       [GRAPHIC]
                                                            MORGAN STANLEY FUNDS

                                                                  MORGAN STANLEY
                                                                      KLD SOCIAL
                                                                      INDEX FUND

                                                                   ANNUAL REPORT
                                                               NOVEMBER 30, 2003

[MORGAN STANLEY LOGO]

Item 2. Code of Ethics.

(a) The Fund has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Fund or a third party.

(b)     No information need be disclosed pursuant to this paragraph.

(c)     Not applicable.

(d)     Not applicable.

(e)     Not applicable.

(f)

        (1)     The Fund's Code of Ethics is attached hereto as Exhibit A.

        (2)     Not applicable.

        (3)     Not applicable.

Item 3. Audit Committee Financial Expert.

The Fund's Board of Trustees has determined that it has two "audit committee financial experts" serving on its audit committee, each of whom are "independent" Trustees: Dr. Manuel H. Johnson and Joseph J. Kearns. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services

Applicable only for reports covering fiscal years ending on or after December 15, 2003.

Item 5. Audit Committee of Listed Registrants.

Applicable only for reports covering periods ending on or after the earlier of
(i) the first annual shareholder meeting after January 15, 2004 or (ii) October 31, 2004.

Item 6. [Reserved.]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Applicable only to annual reports filed by closed-end funds.

Item 8. [Reserved.]

Item 9 - Controls and Procedures

(a) The Fund's principal executive officer and principal financial officer have concluded that the Fund's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Fund in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

    There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Fund's internal controls or in other factors that could significantly affect the Fund's internal controls subsequent to the date of their evaluation.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 10 Exhibits

(a) The Code of Ethics for Principal Executive and Senior Financial Officers is attached hereto.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto as part of EX-99.CERT.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley KLD Social Index Fund

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

        Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
January 22, 2004

/s/ Francis Smith
Francis Smith
Principal Financial Officer
January 22, 2004